Vanguard® Short Duration Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (7.0%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/2033	140	140
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	100	104
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	175	182
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	55	56
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	100	101
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Sutton Estates Project) PUT	3.200%	1/1/2029	120	121
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	101
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	110
[1]	Alabama State University College & University Revenue	5.000%	9/1/2027	70	72
[2]	Alabama State University College & University Revenue	5.000%	9/1/2028	100	106
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	100	111
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	95	98
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	250	271
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	560	619
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	375	412
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	60	61
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	250	253
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	50	52
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/2029	150	155
[3]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2032	100	108
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	12/1/2026	50	51
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	880	899
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2026	100	101
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2027	100	103
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2028	250	262
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2029	970	1,026
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	190	198
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	165	177
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	1,235	1,290
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	470	497
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	205	217
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	160	172
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	140	150
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2026	20	20
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/2026	415	420
[4]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.630%	10/1/2052	1,005	997
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	335	339
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	590	599
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	550	580
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	880	942
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	260	280
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	675	725
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	1,600	1,637
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	90	97
[4]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.839%	7/1/2052	250	252
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2029	100	104
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	1,250	1,319
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	150	163
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	200	218
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	265	290
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	3.000%	2/1/2029	135	134
	Jacksonville Public Educational Building Authority Lease Revenue	4.000%	7/1/2028	50	50
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	75	83
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2029	50	53
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	1,130	1,203
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	100	102
	Montgomery County AL GO	5.000%	3/1/2029	380	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	500	547
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	375	381
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2028	75	78
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	480	515
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	225	241
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	200	220
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	165	175
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	1,000	1,086
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2031	245	270
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	1,225	1,248
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/2031	1,065	1,074
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,020	1,091
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	445	463
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	690	731
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	220	233
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	1,260	1,347
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	805	869
	Troy Hospital Health Care Authority Health, Hospital, Nursing Home Revenue	3.125%	3/1/2032	50	49
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	60	62
					30,068
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.150%	6/1/2031	100	94
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2028	100	107
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	195	209
					410
Arizona (0.9%)
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	230	230
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	156	157
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	112
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	300	304
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	150	152
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	100	100
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	50	50
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	190	193
	Glendale IDA College & University Revenue	5.000%	5/15/2030	100	110
	Glendale IDA College & University Revenue	5.000%	5/15/2031	100	112
[2]	Maricopa County Elementary School District No. 8 Osborn (School Improvement Bonds Project of 2017) GO	4.000%	7/1/2033	500	507
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	65	66
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	400	418
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	100	100
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	100	102
	Maricopa County Union High School District No. 210-Phoenix (Project of 2023) GO	5.000%	7/1/2029	100	109
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	100	101
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	150	152
	Pima County IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	115	125
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	100	100
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2031	200	205
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	115	116
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	100	101
	Yuma Municipal Property Corp. Sales Tax Revenue	4.000%	7/1/2030	100	100
					3,822
Arkansas (0.5%)
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	100	110
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	150	151
	Beaver Water District of Benton & Washington Counties Water Revenue	5.000%	4/15/2032	100	114
	Fort Smith AR Water & Sewer Water Revenue	5.000%	10/1/2031	1,430	1,508
	Fort Smith AR Water & Sewer Water Revenue	5.000%	10/1/2032	215	226
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	250	254
					2,363
California (9.6%)
[2]	Banning Unified School District GO	4.000%	8/1/2032	245	246
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	1,005	1,005
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	150	150
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,100	1,077
[4]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.530%	4/1/2036	800	801
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2031	100	109
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	115	123
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	120	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	855	871
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	120	126
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	1,285	1,359
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	785	843
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	505	549
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	395	422
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	400	429
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	770	826
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	385	419
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	1,130	1,198
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	1,505	1,588
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	530	567
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	700	713
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	1,540	1,627
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	2,230	2,257
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	1,140	1,232
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	500	526
[4]	California Community Choice Financing Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	2.730%	2/1/2052	150	144
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	80	85
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	160	170
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	80	80
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	55	64
	California GO	5.000%	10/1/2026	120	122
	California GO	5.000%	8/1/2027	150	157
	California GO	5.000%	3/1/2028	100	106
	California GO	5.000%	3/1/2029	160	174
	California GO	5.000%	8/1/2029	95	99
	California GO	5.000%	3/1/2030	100	112
	California GO	5.000%	3/1/2031	200	228
	California GO	5.000%	3/1/2032	100	116
	California GO	5.000%	8/1/2032	110	129
[2]	California GO	5.250%	8/1/2032	75	87
	California GO	5.000%	10/1/2032	155	176
	California GO	4.000%	9/1/2033	100	101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	250	250
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	300	300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2029	245	245
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	125	130
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	100	103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	100	111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	195	200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	100	112
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	125	125
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	85	88
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	720	747
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	171	175
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	250	253
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	110	111
[5]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	130	131
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2031	150	173
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	175	176
[4]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	12/1/2050	250	250
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2029	325	333
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	235	246
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	50	51
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	80	82
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	60	64
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	125	127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	100	101
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	65	71
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	100	102
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	140	147
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	50	50
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	100	100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	100	101
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	100	101
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2028	250	254
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.875%	9/1/2033	200	212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	40	41
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	100	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2028	125	133
	California State University College & University Revenue PUT	1.600%	11/1/2026	265	263
	California State University College & University Revenue PUT	3.125%	11/1/2026	125	125
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	145	149
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	225	228
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	60	66
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	200	201
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	65	65
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2028	160	166
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	1.900%	6/1/2031	65	60
[7]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	300	336
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	75	78
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.375%	7/1/2026	40	40
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	100	102
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	90	91
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	80	81
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	185	197
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	295	324
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	410	439
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	135	153
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	285	294
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	100	113
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	155	175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	180	203
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	50	52
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	225	230
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	60	67
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	210	221
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	275	281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	595	607
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	300	312
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	100	104
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	300	319
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	100	106
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	150	163
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	100	109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	165	179
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	165	189
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	100	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	140	143
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	65	68
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	100	115
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	77
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	100	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	410	427
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.200%	6/1/2027	330	330
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.600%	12/1/2031	115	118
[2]	McFarland Unified School District GO	0.000%	11/1/2027	355	339
	Mount Diablo Unified School District/CA GO	5.000%	8/1/2029	100	111
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	390	419
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2027	100	105
	Oro Grande Elementary School District COP	4.000%	9/15/2026	100	100
	Palomar Health GO	5.000%	8/1/2029	45	45
	Rialto CA Special Tax Revenue	5.000%	9/1/2029	80	85
	Rialto CA Special Tax Revenue	5.000%	9/1/2030	105	113
	Rialto CA Special Tax Revenue	5.000%	9/1/2031	130	141
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	55	49
	San Francisco Unified School District GO	5.000%	6/15/2030	100	112
[2]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	250	250
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	70	70
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	80	85
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	1,340	1,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	600	637
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2026	30	31
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	110	116
	University of California College & University Revenue	5.000%	5/15/2033	100	119
	Upland CA COP	5.000%	1/1/2030	135	140
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	100	105
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	217
					40,916
Colorado (2.1%)
	Arapahoe County School District No. 2 Sheridan GO	0.000%	6/1/2026	855	848
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	110	115
	Board of Governors of Colorado State University System College & University Revenue PUT	4.375%	3/1/2029	385	396
	Board of Governors of Colorado State University System College & University Revenue PUT	4.500%	3/1/2032	55	58
	Colorado COP	5.000%	9/1/2031	150	158
	Colorado COP	4.000%	12/15/2033	500	515
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	355	359
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	115	125
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	100	113
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2033	65	66
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	170	182
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	145	158
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2030	200	219
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2031	275	304
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	100	112
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project)	5.000%	5/15/2028	150	150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	270	274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	450	477
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	350	390
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	100	110
[4,6]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of SOFR + 1.500%	4.090%	2/1/2046	395	396
[4]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.830%	5/15/2061	350	350
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	100	101
[3]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	100	113
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	11/1/2055	250	282
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	100	101
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	250	251
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	100	105
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2031	140	140
	Denver CO City & County GO	5.000%	8/1/2028	65	69
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2026	50	51
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	165	167
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	70	70
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	450	482
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	175	186
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	100	89
[4]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	3.196%	9/1/2039	150	150
	Eagle County Housing & Development Authority Revenue (Eagle Villas Project) PUT	3.550%	12/1/2027	100	101
	Fort Collins-Loveland Water District Water Revenue	5.000%	12/1/2028	100	107
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2032	100	115
	Northglenn Urban Renewal Authority Tax Increment/Allocation Revenue	4.000%	12/1/2028	235	241
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2029	100	109
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	235	249
					9,154
Connecticut (1.0%)
	Connecticut GO	5.000%	4/15/2026	160	161
	Connecticut GO	5.000%	1/15/2028	110	116
	Connecticut GO	5.000%	3/15/2029	100	108
	Connecticut GO	5.000%	3/15/2031	100	113
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.950%	5/15/2032	125	130
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/2045	150	150
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	180	180
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	100	100
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	3.250%	11/1/2027	100	100
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	500	517
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	140	143
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	200	200
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	460	460
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/2026	200	201
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	150	151
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	330	334
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	70	71
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	75	76
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2030	120	125
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	45	49
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	255	285
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	75	79
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	70	73
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	100	101
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	190	199
					4,477
Delaware (0.1%)
[2]	Delaware State Economic Development Authority College & University Revenue	5.000%	10/1/2033	100	102
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	100	104
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	6.000%	1/1/2056	140	156
					362
District of Columbia (0.6%)
	District of Columbia College & University Revenue	5.000%	4/1/2031	55	60
	District of Columbia College & University Revenue	5.000%	4/1/2031	315	323
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	80	80
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	80	80
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	105	105
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	230	232
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2026	335	335
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	125	130
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	100	104
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	100	103
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	101
[5]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	375	381
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	275	275
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2031	200	169
					2,478
Florida (3.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	88
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	100	100
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	150	160
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	105	117
	Broward County FL School District COP	5.000%	7/1/2027	75	78
	Broward County FL School District COP	5.000%	7/1/2030	50	55
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	100	100
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	400	401
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	380	408
[6]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	100	100
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	100	113
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	65	65
	Delray Beach FL Water & Sewer Water Revenue	5.000%	10/1/2032	250	288
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2028	50	53
[6]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	250	264
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	500	545
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	100	111
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/2032	70	74
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	175	176
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Ringling College Project)	5.000%	3/1/2032	80	81
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	375	413
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	300	337
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	100	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	100	114
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	100	101
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	155	156
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	100	101
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	100	101
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	100	101
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	100	100
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	100	101
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	100	100
[6]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	100	101
[6]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	100	102
[2]	Florida Municipal Loan Council Water Revenue	5.000%	10/1/2028	205	218
	Fort Myers FL Appropriations Revenue	4.000%	12/1/2029	170	170
[6]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	100	103
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	215	216
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	195	196
[2]	Hernando County School District COP	5.000%	7/1/2030	145	146
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	100	100
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	100	100
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2026	100	101
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2028	150	156
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	100	101
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	101
	Lakeland FL Appropriations Revenue	5.000%	10/1/2030	150	167
	Lakeland FL Health, Hospital, Nursing Home Revenue	3.000%	11/15/2032	205	202
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	125	131
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	100	101
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	115	116
	Lee County School Board COP	5.000%	8/1/2029	115	125
[2]	Marion County School Board COP	5.000%	6/1/2031	120	134
[2,6]	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2027	50	51
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	150	151
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	50	51
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2032	50	51
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	275	285
	Miami-Dade County FL GO	5.000%	7/1/2027	150	152
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2034	255	256
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	125	127
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	205	206
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2026	180	180
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	100	100
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	190	190
	Miami-Dade County School Board COP	5.000%	2/1/2029	135	135
	Miami-Dade County School Board COP	4.000%	8/1/2029	50	50
	Miami-Dade County School Board COP	5.000%	2/1/2030	250	251
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	805	839
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2028	130	136
[6]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	100	102
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	160	173
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	100	93
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2029	155	166
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2030	140	153
	Palm Beach County School District COP	5.000%	8/1/2033	275	302
	Palm Beach County School District COP	5.000%	8/1/2034	190	208
[1]	Pasco County School Board COP	5.000%	8/1/2030	195	197
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.750%	4/1/2028	145	146
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	150	150
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	120	121
	Pinellas County School Board (Master Lease Program) COP	5.000%	7/1/2033	520	538
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	100	100
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2032	125	126
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	50	52
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	200	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Johns County School Board COP	5.000%	7/1/2034	390	419
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	110	110
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	75	81
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/2026	200	202
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2029	205	218
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2028	100	106
	USF Financing Corp. Lease Revenue (Student Housing Project)	5.000%	7/1/2030	100	110
[6]	Village Community Development District No. 15 Special Assessment Revenue	3.750%	5/1/2029	100	101
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	225	241
					15,943
Georgia (4.1%)
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	100	101
	Atlanta Georgia Urban Residential Finance Authority Local or Guaranteed Housing Revenue	3.150%	8/1/2044	100	101
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	100	101
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	300	300
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	75	75
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	375	376
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	100	101
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	101
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	355	362
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.800%	5/21/2026	90	90
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	305	307
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	85	86
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	66
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	105	110
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.000%	10/1/2032	100	116
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	70	71
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	45	48
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2032	250	256
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	100	101
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	450	453
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	100	100
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	320	324
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	101
	Development Authority of Burke County Electric Power & Light Revenue PUT	3.800%	5/21/2026	205	206
	Georgia Higher Education Facilities Authority College & University Revenue	5.000%	6/15/2034	340	362
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	12/1/2055	100	114
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	425	452
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	150	155
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	100	100
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	750	809
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	170	172
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2029	150	160
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	840	845
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	2,015	2,047
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	895	912
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	770	807
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	825	843
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	1,000	1,059
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	1,000	1,062
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	500	531
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	30	32
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	700	750
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	325	348
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	335	359
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	150	162
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	545	587
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	165	165
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	160	160
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	125	128
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	100	109
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	100	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	35	35
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	100	101
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	50	52
					17,586
Guam (0.3%)
[6]	Guam Education Financing Foundation COP	5.000%	10/1/2026	100	100
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	70	73
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	100	107
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	80	87
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	100	110
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	100	112
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	145	165
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	125	137
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	100	104
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	125	137
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	70	77
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	120	132
					1,341
Hawaii (0.3%)
	Hawaii County HI GO	5.000%	9/1/2028	100	107
	Hawaii GO	5.000%	1/1/2027	50	51
	Hawaii GO	4.000%	10/1/2027	150	150
	Hawaii GO	5.000%	10/1/2031	80	81
	Hawaii GO	4.000%	10/1/2033	160	161
	Honolulu County HI Wastewater System Sewer Revenue	4.000%	7/1/2034	280	281
	Honolulu HI City & County GO	5.000%	11/1/2027	100	105
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	160	161
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	100	105
					1,202
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	755	829
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	100	114
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	100	101
					1,044
Illinois (8.9%)
	Board of Trustees of the University of Illinois College & University Revenue	4.000%	4/1/2034	125	125
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	200	226
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	250	257
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	250	257
[8]	Chicago Board of Education GO	5.500%	12/1/2026	125	126
[8]	Chicago Board of Education GO	0.000%	12/1/2027	200	188
	Chicago Board of Education GO	4.000%	12/1/2027	200	201
	Chicago Board of Education GO	5.250%	12/1/2027	100	102
[8]	Chicago Board of Education GO	0.000%	12/1/2028	145	132
[8]	Chicago Board of Education GO	0.000%	12/1/2029	455	398
[8]	Chicago Board of Education GO	0.000%	12/1/2029	50	44
[2,9]	Chicago Board of Education GO	0.000%	12/1/2029	400	354
	Chicago Board of Education GO	5.250%	12/1/2029	100	104
[8]	Chicago Board of Education GO	0.000%	12/1/2030	50	42
	Chicago Board of Education GO	5.000%	12/1/2030	180	185
	Chicago Board of Education GO	5.000%	12/1/2030	250	253
[8]	Chicago Board of Education GO	0.000%	12/1/2031	90	73
[8]	Chicago Board of Education GO	0.000%	12/1/2031	450	364
	Chicago Board of Education GO	5.000%	12/1/2031	150	154
	Chicago Board of Education GO	5.000%	12/1/2031	200	204
	Chicago Board of Education GO	5.250%	12/1/2031	100	106
[2,7]	Chicago Board of Education GO	5.500%	12/1/2031	115	128
[2]	Chicago Board of Education GO	5.000%	12/1/2032	100	104
	Chicago Board of Education GO	5.500%	12/1/2032	100	108
	Chicago Board of Education GO	5.000%	12/1/2033	445	457
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2029	320	333
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	540	562
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2032	685	710
	Chicago IL GO	5.000%	1/1/2027	80	81
	Chicago IL GO	5.000%	1/1/2028	200	205
	Chicago IL GO	5.000%	1/1/2028	205	210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/2029	100	104
	Chicago IL GO	5.625%	1/1/2030	50	51
	Chicago IL GO	0.000%	1/1/2031	100	85
	Chicago IL GO	4.000%	1/1/2031	150	152
	Chicago IL GO	5.000%	1/1/2031	295	313
	Chicago IL GO	0.000%	1/1/2032	100	81
	Chicago IL GO	4.000%	1/1/2032	250	252
	Chicago IL GO	5.000%	1/1/2032	125	132
[8]	Chicago IL GO	0.000%	1/1/2033	50	39
	Chicago IL GO	4.000%	1/1/2033	115	115
	Chicago IL GO	5.000%	1/1/2033	105	113
	Chicago IL GO	5.000%	1/1/2035	300	317
[8]	Chicago IL GO, ETM	0.000%	1/1/2027	120	117
	Chicago IL GO, ETM	5.000%	1/1/2028	95	100
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	230	232
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	190	191
[8]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/2027	150	146
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	340	347
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	95	101
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	100	102
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	250	255
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	115	117
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	45	47
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	225	229
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	200	208
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	110	112
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	195	203
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2030	145	151
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2031	100	104
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	70	71
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2033	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	245	281
	Chicago Park District GO	5.000%	1/1/2029	100	107
	Chicago Park District GO	5.000%	1/1/2030	100	110
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2029	465	497
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	75	81
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	135	151
	Cook County IL Sales Tax Revenue	5.000%	11/15/2035	305	316
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2030	750	768
	Cook County School District No. 63 East Maine GO	4.000%	12/1/2034	435	441
[2]	Cook County School District No. 78 Rosemont GO	5.000%	12/1/2033	1,025	1,134
	DuPage County Community High School District No. 94 West Chicago GO	4.000%	1/1/2031	125	127
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2030	500	541
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	140	143
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/2026	250	250
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/2029	150	153
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	200	202
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	245	248
	Illinois Finance Authority College & University Revenue	5.000%	8/1/2031	285	291
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2033	100	115
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2033	305	309
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	255	260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	105	107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	425	445
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	55	55
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	400	424
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	50	54
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	140	152
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	150	150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	100	100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	175	179
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	300	302
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	65	67
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	155	158
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	315	332
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2032	160	160
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	150	153
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2033	75	76
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	400	408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	295	310
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	385	408
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	200	200
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	108
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	100	107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	80	88
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	560	612
	Illinois Finance Authority Intergovernmental Agreement Revenue	4.000%	12/15/2034	310	319
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	100	111
	Illinois Finance Authority Water Revenue	5.000%	7/1/2030	105	117
	Illinois Finance Authority Water Revenue	5.000%	1/1/2031	100	112
	Illinois Finance Authority Water Revenue	5.000%	7/1/2034	90	92
	Illinois GO	5.000%	10/1/2026	55	56
	Illinois GO	5.000%	3/1/2027	100	103
	Illinois GO	5.000%	3/1/2029	65	70
	Illinois GO	5.000%	5/1/2029	180	189
	Illinois GO	5.000%	11/1/2029	150	156
[2]	Illinois GO	4.000%	2/1/2031	50	51
	Illinois GO	4.125%	11/1/2031	120	121
	Illinois GO	5.000%	12/1/2031	55	62
	Illinois GO	5.000%	3/1/2032	140	155
	Illinois GO	5.000%	12/1/2032	325	337
	Illinois GO	5.000%	5/1/2033	1,435	1,604
	Illinois GO	5.000%	5/1/2033	140	146
	Illinois GO	4.000%	6/1/2033	170	170
	Illinois GO	4.000%	12/1/2033	150	152
	Illinois GO	4.000%	10/1/2034	110	113
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	100	115
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	100	101
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	101
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	100	100
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	100
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	100	100
[5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	205	208
	Illinois Sales Tax Revenue	5.000%	6/15/2029	250	270
	Illinois Sales Tax Revenue	4.000%	6/15/2030	140	141
	Illinois Sales Tax Revenue	5.000%	6/15/2030	50	53
	Illinois Sales Tax Revenue	5.000%	6/15/2031	150	168
	Illinois Sales Tax Revenue	4.000%	6/15/2032	70	70
	Illinois Sales Tax Revenue	4.000%	6/15/2032	155	155
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	250	267
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	100	100
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2027	100	97
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	4.000%	2/1/2032	60	60
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2033	100	114
[2]	Macon County School District No. 61 Decatur GO	5.000%	12/1/2032	145	154
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	135	112
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2032	80	65
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	100	99
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	200	208
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	100	90
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	460	477
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2033	400	412
[1]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2032	100	110
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2029	290	295
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	3.000%	12/1/2034	245	241
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	400	427
[1]	Peoria & Knox Community Unit School District No. 322 GO	5.000%	12/1/2029	350	377
[2]	Peoria City School District No. 150 GO	4.000%	1/1/2031	230	234
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	150	151
[8]	Regional Transportation Authority Sales Tax Revenue	6.000%	7/1/2033	500	581
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2030	100	108
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	250	260
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2032	575	617
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	160	166
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	75	81
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2033	275	294
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	120	129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/2029	175	188
	Schaumburg IL GO	4.000%	12/1/2031	100	107
[2]	University of Illinois Board of Trustees College & University Revenue	5.000%	4/1/2031	100	105
[2]	Waukegan IL GO	5.000%	12/30/2027	1,185	1,209
	Will County IL GO	5.000%	11/15/2032	100	115
[1]	Will County School District No. 86 Joliet GO	5.000%	3/1/2034	100	113
[10]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO, 5.000% coupon rate effective 6/1/2026	3.500%	6/1/2036	100	100
[1,3]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2033	250	283
					37,951
Indiana (0.8%)
	Gary Community School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2029	100	100
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	170	177
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	100	107
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	100	104
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	110	111
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	170	172
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	100	100
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	100	108
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	160	178
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	100	113
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	350	351
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	70	75
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	114
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	100	100
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	100	101
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	100	100
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2031	50	52
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	50	50
	Indiana State University Local or Guaranteed Housing Revenue	5.000%	4/1/2032	55	61
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	300
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	100	102
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	620	679
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	100	108
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	100	110
					3,573
Iowa (0.3%)
[1]	Indianola Municipal Utilities Electric Power & Light Revenue	4.000%	5/1/2027	50	50
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	160	160
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	55	55
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	150	162
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	90	92
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	90	96
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	65	71
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	400	427
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	110	118
					1,231
Kansas (0.3%)
	Johnson County Unified School District No. 512 Shawnee Mission GO	3.250%	10/1/2028	150	150
	Kansas Development Finance Authority College & University Revenue (Kansas State University Projects)	4.000%	3/1/2031	90	90
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	100	100
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	100	101
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	165	169
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	100	101
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	145	145
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/2026	250	255
					1,111
Kentucky (2.6%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	281
	Eastern Kentucky University College & University Revenue	4.000%	10/1/2031	820	862
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/2032	190	190
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	95	98
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	80	86
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	500	536
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	145	155
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	100	101
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	60	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	11/1/2033	180	196
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	500	524
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	5/1/2034	180	196
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	695	700
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	980	995
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	1,700	1,809
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	295	313
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	1,425	1,437
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2030	135	143
	Kentucky State Property & Building Commission Lease Revenue (Agency Fund - Project No. 114)	5.000%	10/1/2033	365	371
	Kentucky State Property & Building Commission Lease Revenue (Project No. 114)	5.000%	10/1/2032	170	173
	Lexington-Fayette Urban County Government GO	4.000%	9/1/2030	175	175
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	115	117
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	345	369
	Madison County KY GO	5.000%	3/1/2028	110	116
	Nelson County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	11/1/2032	890	938
					10,944
Louisiana (1.1%)
	Jefferson Parish Finance Authority Local or Guaranteed Housing Revenue	3.750%	7/1/2029	55	56
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue	6.250%	6/1/2055	100	112
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Arbours at Acadiana Project) PUT	5.000%	4/1/2027	250	256
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	85	85
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	100	101
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	100	101
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	100	100
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	100	101
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	200	205
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue	4.000%	8/1/2026	5	5
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	75	77
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	100	103
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Jefferson Parish Projects)	5.000%	4/1/2028	250	251
[2]	Louisiana Office Facilities Corp. Lease (Appropriation) Revenue	5.000%	7/1/2031	100	112
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	100	101
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	100	109
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2029	175	180
[2]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2032	115	121
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/2034	225	229
[2]	Shreveport LA GO	5.000%	3/1/2031	260	284
[2]	Shreveport LA GO	5.000%	3/1/2033	375	418
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	100	108
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	100	109
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/2034	100	102
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	100	102
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	200	199
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	345	344
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	445	450
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2028	60	62
					4,583
Maine (0.4%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	200	206
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	500	538
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	140	141
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	100	112
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	200	224
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	100	113
	Regional School Unit No. 14 GO	5.000%	11/1/2031	200	227
					1,561
Maryland (0.4%)
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/2033	120	122
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	50	51
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	100	113
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	700	806
	Maryland GO	5.000%	8/1/2026	200	203
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	100	114
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	105	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	115	129
	Prince George's County MD GO	5.000%	8/1/2029	100	109
					1,755
Massachusetts (2.0%)
[2]	Commonwealth of Massachusetts GO	5.250%	11/1/2026	55	56
	Commonwealth of Massachusetts GO	5.000%	7/1/2030	100	112
	Commonwealth of Massachusetts GO	5.000%	7/1/2031	150	152
	Commonwealth of Massachusetts GO	5.000%	7/1/2032	100	116
	Hudson MA BAN GO	5.250%	6/11/2026	250	252
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	140	144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	200	200
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2029	75	78
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/2029	100	100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	430	432
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	620	630
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	100	103
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	525	532
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2034	700	708
	Massachusetts Development Finance Agency College & University Revenue PUT	3.300%	7/1/2028	100	102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2027	100	103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	250	259
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	100	106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2029	100	107
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	180	198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	275	277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	120	121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	220	220
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	145	153
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	900	1,015
[6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	150	150
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	225	229
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	100	109
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/2031	75	82
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	160	161
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	240	242
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	100	102
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2031	200	227
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2032	100	116
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2033	100	117
	Quincy MA BAN GO	5.000%	7/24/2026	100	101
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/24/2026	100	100
	Whitman Hanson MA Regional School District BAN GO	4.875%	3/18/2026	150	150
					8,364
Michigan (1.8%)
	Detroit MI GO	5.000%	4/1/2030	70	73
	Detroit MI GO	5.000%	4/1/2032	100	110
[2,9]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/2029	65	68
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	250	251
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	100	101
[11]	Hastings Area School System GO	5.000%	5/1/2030	195	196
[6]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	100	100
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	145	146
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	2.000%	7/1/2026	300	298
[3]	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	100	110
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2029	300	318
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	135	145
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2034	120	128
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	100	100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/2026	75	75
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/2028	30	29
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	114
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2033	330	349
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2034	125	132
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2030	100	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	65	68
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	290	297
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	25	25
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	100	111
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	50	52
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	360	360
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.700%	4/1/2030	480	480
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	310	310
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	370	371
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	210	228
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2054	185	200
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	200	223
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	4.500%	4/1/2026	345	346
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	150	153
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	100	100
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	75	78
[11]	Rockford Public Schools GO	5.000%	5/1/2032	175	176
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	440	468
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	105	111
	Wayne State University College & University Revenue	5.000%	11/15/2032	540	544
					7,655
Minnesota (1.6%)
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	100	80
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	100	100
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	150	153
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	1,295	1,379
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,200	1,319
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	150	157
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	130	133
	Minnesota Appropriations Revenue	5.000%	3/1/2027	75	77
	Minnesota Appropriations Revenue	5.000%	3/1/2028	440	465
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	50	51
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	50	53
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	100	100
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/2047	45	45
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	395	450
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	100	112
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	100	102
[4]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.439%	12/1/2052	500	501
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2029	1,000	1,001
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	100	84
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	109
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	100	100
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	275	277
					6,848
Mississippi (0.4%)
	Mississippi Development Bank Special Obligation Revenue	3.000%	3/1/2029	75	71
	Mississippi Development Bank Special Obligation Revenue (Lamar County School District General Obligation Bond Project)	5.000%	6/1/2027	150	154
	Mississippi Development Bank Special Obligation Revenue (Lamar County School District General Obligation Bond Project)	5.000%	6/1/2029	150	162
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	135	135
[3]	Mississippi Home Corp. Local or Guaranteed Housing Revenue	6.250%	12/1/2055	100	114
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	100	100
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	250	259
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	58
	Mississippi State University Educational Building Corp. College & University Revenue (Campus Improvement Project)	5.000%	11/1/2026	100	100
	Warren County MS GO	4.000%	10/1/2027	185	185
	Warren County MS Industrial Revenue	4.000%	9/1/2032	300	313
					1,651
Missouri (1.2%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	310	317
	Jackson County MO Reorganized School District No. 7 COP	4.000%	5/1/2030	400	402
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2032	150	150
	Kansas City MO School District COP	5.000%	4/1/2030	100	110
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2030	100	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	102
	Liberty Public School District No. 53 GO	4.000%	3/1/2028	100	104
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	285	296
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	200	200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	215	229
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	100	108
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	115	124
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	135	144
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	110	117
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	200	201
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	200	214
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	80	85
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	100	113
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	75	80
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	360	366
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	4.000%	2/1/2026	100	100
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/2026	40	40
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	445	467
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	6.250%	5/1/2056	250	282
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2031	100	111
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2033	500	501
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2027	150	157
					5,330
Montana (0.4%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	285	285
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	100	111
[3]	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	100	112
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	150	159
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	75	77
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	110	112
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	85	87
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	640	668
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	100	108
					1,719
Nebraska (0.9%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	200	213
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	685	727
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	715	752
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	300	322
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	100	109
	Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2031	100	112
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	500	506
	Metropolitan Utilities District of Omaha Water System Water Revenue	3.200%	12/1/2028	125	125
	Metropolitan Utilities District of Omaha Water System Water Revenue	3.250%	12/1/2032	500	500
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2028	200	212
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	113
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2029	105	105
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	115	116
					3,912
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	105	108
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	60	65
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	100	103
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	100
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	100	101
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2032	150	152
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	145	148
					777
New Hampshire (0.4%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	498	501
[6]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	100	100
[6]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	100	100
[6]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	100	100
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	100	104
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	365	367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	150	152
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	157
					1,581
New Jersey (2.1%)
[6]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2030	100	102
	Jersey City Municipal Utilities Authority Water Revenue (Water Project)	5.000%	5/1/2026	100	101
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	275	275
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	430	430
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	200	200
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	200	202
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	200	204
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2029	225	244
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	310	300
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	100	99
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	50	49
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2032	235	212
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	201
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	200	200
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2033	35	31
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2034	110	110
[1]	New Jersey Educational Facilities Authority College & University Revenue BAM	5.000%	7/1/2033	370	372
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	105	118
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	3.000%	7/1/2026	40	40
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	3.000%	7/1/2026	5	5
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2026	100	102
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	215	217
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	750	754
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	120	124
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	55	56
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	65	66
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2026	275	278
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	100	100
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	50	50
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	100	100
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.400%	4/1/2029	120	122
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	50	51
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	410	412
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	100	113
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	100	101
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	100	101
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	100	101
[4]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.480%	5/1/2048	240	240
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	150	147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	130	131
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	150	139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	125	113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	100	88
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	65	69
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	125	137
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	125	143
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	125	144
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	550	600
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	265	279
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	280	294
					8,867
New Mexico (0.9%)
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	250	256
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	190	195
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	400	409
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	300	305
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	165	171
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/2033	290	293
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	95	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2057	200	223
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	1,555	1,658
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	95	99
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	80	87
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	50	50
					3,844
New York (8.5%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2028	200	203
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2030	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	135	146
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	100	109
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	60	62
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	65	69
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	70	70
	Fayetteville-Manlius Central School District BAN GO	4.000%	6/26/2026	200	201
[12]	Freddie Mac Pool	3.700%	1/1/2034	249	245
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2027	525	541
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.625%	9/1/2033	50	50
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	390	387
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	100	103
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	250	252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	100	105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	135	139
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	100	107
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	125	128
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	135	142
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	200	203
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	200	224
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	100	102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	225	229
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	165	188
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	115
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	115
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	100	116
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	365	393
[2,4]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	3.238%	11/1/2032	100	100
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	3.000%	7/1/2034	450	441
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	100	102
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2033	105	113
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	100	116
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2029	160	160
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.350%	11/1/2030	175	176
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/2031	150	150
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2032	90	87
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	100	103
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	275	275
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	875	875
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	65	66
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	595	601
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	110	112
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	680	694
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	190	191
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	280	283
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	550	555
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	375	382
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	100	103
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	1,430	1,445
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	370	371
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	225	237
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2030	300	265
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2031	135	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	100	109
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	75	78

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2031	165	188
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2032	115	134
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2033	220	259
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	135	140
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	90	98
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	100	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	295	323
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	100	111
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	85	95
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	171
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	140	159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	90	103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	100	115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	100	115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	415	479
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	115	133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	110	128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	1,000	1,167
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2029	150	133
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	50	50
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2032	90	71
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	50	50
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	500	533
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.100%	4/1/2031	125	126
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.300%	10/1/2032	335	338
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.350%	4/1/2033	810	812
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/2033	480	482
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	100	112
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.400%	10/1/2030	400	400
	New York NY GO	5.000%	8/1/2027	85	88
	New York NY GO	5.000%	8/1/2028	150	160
	New York NY GO	5.000%	8/1/2028	145	151
	New York NY GO	5.000%	8/1/2029	70	71
	New York NY GO	5.000%	8/1/2029	200	218
	New York NY GO	5.000%	8/1/2030	225	228
	New York NY GO	5.000%	8/1/2030	200	214
	New York NY GO	5.000%	10/1/2030	50	54
	New York NY GO	5.000%	8/1/2031	200	226
	New York NY GO	5.000%	10/1/2032	250	287
	New York NY GO	5.000%	12/1/2033	375	399
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	150	155
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	75	79
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	100	109
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	50
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	50	52
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	100	113
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	65	73
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	65	74
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2028	705	718
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2032	250	254
	New York State Dormitory Authority College & University Revenue (New School Project)	3.250%	7/1/2033	110	109
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	55	57
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	60	54
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	125	133
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	100	106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	111
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	100	113
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	115
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	117
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	150	172
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	4/1/2031	270	274
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	100	116
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	100	117
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	100	104
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	100	104
	New York State Environmental Facilities Corp. Water Revenue	4.000%	8/15/2032	150	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	225	226
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	100	101
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	200	202
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/2033	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	465	464
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	215	215
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	195	195
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	25	25
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	490	490
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	315	316
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	300	302
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	150	151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2029	290	292
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	380	381
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	425	428
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	100	100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	130	131
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	435	437
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	100	101
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	265	267
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	325	332
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	100	102
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	500	581
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2029	100	103
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	200	212
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2030	205	212
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2031	190	196
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	75	80
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	70	75
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	70	74
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2029	100	110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2031	100	113
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	250	266
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	180	196
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	185	156
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	325	265
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	200	200
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	300	302
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/2032	235	236
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2030	50	55
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	220	225
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2032	200	203
					36,245
North Carolina (1.1%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	200	214
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	100	101
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	3.450%	10/1/2031	50	51
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	100	101
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	100	100
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	100	101
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2030	100	111
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/2031	120	133
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/2033	1,000	1,046
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	50	54
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	100	115
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	150	157
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	100	100
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	100	101
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	150	154
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	100	100
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/2033	110	109
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	325	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2027	560	561
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2030	60	60
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	370	394
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	100	101
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	240	244
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	100	100
	Winston-Salem NC GO	4.000%	6/1/2030	205	206
					4,868
North Dakota (0.2%)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	85	88
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	55	58
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2054	160	174
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	100	111
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	100	111
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	150	151
					693
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	100	112
	Akron OH GO	5.000%	12/1/2027	115	120
	Akron OH GO	5.000%	12/1/2029	100	109
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	200	219
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2027	210	215
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2028	345	345
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2030	165	165
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	150	155
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	110	119
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,180	1,249
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	225	232
[1]	Cleveland State University College & University Revenue	5.000%	6/1/2031	100	112
	Columbus City School District GO	5.000%	12/1/2031	125	126
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	100	100
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	3.190%	6/1/2029	100	101
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	125	127
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	95	95
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.320%	6/1/2026	160	160
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	100	101
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	150	151
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	265	274
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	100	106
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	100	109
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	440	468
	Little Miami Local School District GO	5.000%	11/1/2031	490	491
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	50	52
	Muskingum County OH Health, Hospital, Nursing Home Revenue (Genesis Healthcare System Obligated Group Project)	5.000%	2/15/2033	50	50
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2029	50	53
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	150	152
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	100	99
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	870	871
	Ohio GO, ETM	5.000%	8/1/2028	65	69
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	80	82
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	350	374
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	150	168
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2030	360	380
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/2028	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2018 Project)	4.000%	12/1/2033	600	611
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	200	205
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	289
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	65	67
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	95	104
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	685	758
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	205	206
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	100	101
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	95	95
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	100	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	200	209
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	100	101
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	400	403
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/2026	100	101
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	115	126
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	180	180
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	50	50
	Scioto County OH Health, Hospital, Nursing Home Revenue	3.000%	2/15/2031	60	60
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	155	155
[1]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	100	112
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	100	100
	Toledo-Lucas County Port Authority Auto Parking Revenue (University of Toledo Parking Project)	4.000%	1/1/2033	275	278
	University of Akron College & University Revenue	5.000%	1/1/2027	210	210
	University of Akron College & University Revenue	5.000%	1/1/2029	200	200
	University of Akron College & University Revenue	5.000%	1/1/2030	100	108
[4,6]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.455%	6/1/2036	100	99
					13,057
Oklahoma (0.5%)
	Cleveland Educational Facilities Authority Lease (Appropriation) Revenue (Cleveland Public School Project)	5.000%	9/1/2028	210	221
	Cleveland Educational Facilities Authority Lease (Appropriation) Revenue (Cleveland Public School Project)	5.000%	9/1/2029	130	139
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2032	100	113
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	100	106
	Oklahoma Capitol Improvement Authority Lease Revenue (Capitol Repair Project)	5.000%	1/1/2030	80	83
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	100	106
	Oklahoma County Independent School District No. 12 Edmond GO	4.000%	8/1/2028	500	519
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	100	100
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2032	100	113
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	4.000%	11/15/2027	290	290
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	100	112
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	100	113
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	100	106
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	100	109
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	115	128
					2,358
Oregon (1.0%)
	Oregon (Article XI-M Seismic Projects) GO	5.000%	6/1/2031	155	161
	Oregon (Article Xi-Q State Project) GO	5.000%	5/1/2031	150	170
	Oregon GO	5.000%	5/1/2031	150	151
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	275	278
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	250	270
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2032	255	284
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/2050	55	56
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/2051	180	184
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	5.500%	7/1/2055	290	318
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	100	113
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	100	102
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	100	100
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	100	101
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	310	315
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2028	525	529
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	4.125%	11/15/2032	70	70
	Oregon State Lottery Revenue	5.000%	4/1/2029	100	108
	Oregon State Lottery Revenue	5.000%	4/1/2031	100	113
	Oregon Tri-County Metropolitan Transportation District Government Fund/Grant Revenue	5.000%	10/1/2028	200	210
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/2032	105	105
	Portland OR Water System Water Revenue	4.000%	4/1/2033	100	100
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2032	150	151
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2032	125	103
	Washington Clackamas & Yamhill Counties School District No. 88J GO	5.000%	6/15/2029	50	53
					4,145
Pennsylvania (4.7%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	175	189
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	160	170
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	135	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	11/15/2047	970	962
	Allegheny County PA GO	4.000%	11/1/2034	105	108
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2027	50	51
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2031	215	235
	Borough of Lansdale PA GO	3.000%	12/1/2033	285	281
[2]	Brentwood PA School District GO	5.000%	5/15/2028	170	179
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	460	476
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	340	352
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	150	155
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	105	103
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2032	75	75
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2029	100	106
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	60	63
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	405	426
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	120	126
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	250	261
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	55	56
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	125	134
	Commonwealth of Pennsylvania GO	5.000%	8/15/2030	100	112
	Commonwealth of Pennsylvania GO	5.000%	8/15/2031	200	227
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	100	115
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	120	128
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/2032	425	426
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2027	75	76
[2]	Erie School District GO	5.000%	4/1/2029	50	53
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	375	384
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2027	695	704
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	160	172
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.125%	7/1/2027	100	100
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	4.250%	7/1/2029	225	225
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	130	142
	Lehigh County Authority Water Revenue	0.000%	12/1/2029	100	90
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	4.750%	5/1/2026	150	150
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	100	103
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	150	159
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2032	300	322
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/2030	70	69
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	200	209
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	285	292
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2032	50	53
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2027	50	51
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2031	150	152
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	3.000%	8/15/2033	105	103
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	150	162
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/2032	80	81
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	100	108
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	50	55
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.980%	11/15/2047	180	179
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2028	70	70
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	55	55
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/2030	145	156
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.250%	11/1/2030	50	49
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	100	100
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	100	100
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2033	500	510
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/2029	90	97
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	10/1/2028	250	250
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	190	187
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	400	417
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	165	175
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	50	55
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	100	109
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	275	303
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	155	178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	250	288
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	100	116
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	101
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	101
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	200	202
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	150	157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	100	102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	310	342
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2027	200	204
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	160	163
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2028	85	86
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	50	51
	Philadelphia IDA College & University Revenue	5.000%	11/1/2027	250	259
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	110	112
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2031	405	408
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2030	135	141
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2026	145	147
[2,4,6]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.355%	9/1/2040	100	99
	School District of Philadelphia GO	5.000%	9/1/2027	100	104
	School District of Philadelphia GO	5.000%	9/1/2027	300	304
	School District of Philadelphia GO	5.000%	9/1/2029	310	314
	School District of Philadelphia GO	5.000%	9/1/2030	150	163
	School District of Philadelphia GO	5.000%	9/1/2030	100	101
	School District of Philadelphia GO	5.000%	9/1/2032	280	296
	School District of Philadelphia GO	5.000%	9/1/2034	1,000	1,052
	Souderton Area School District GO	4.000%	9/1/2033	1,515	1,569
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	100	100
[2]	Trinity Area School District GO	5.000%	11/1/2032	200	229
	Upper Providence Township PA GO	1.500%	5/1/2027	90	87
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	75	77
					20,139
Puerto Rico (1.1%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,095	1,120
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	391	415
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	659	727
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	200	202
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	141	142
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2026	170	174
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	140	143
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	160	167
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	215	233
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	253	241
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	541	484
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	504	417
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	522	399
					4,864
Rhode Island (0.4%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	200	202
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	75	76
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	225	227
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	50	50
[3]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	100	110
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	100	100
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue (Public Schools Revenue Bond Financing Program)	5.000%	5/15/2031	150	169
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	30	30
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	100	113
[5]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	100	100
[5]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	465	466
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2029	100	100
					1,743
South Carolina (1.2%)
	Aiken County SC Consolidated School District Special Obligation Revenue	4.000%	6/1/2034	155	160
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	100	102
	Lexington County SC School District No. 1 GO	3.500%	2/1/2029	190	190
[5]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2029	120	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2030	105	115
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	360	389
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	1,320	1,420
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2031	500	521
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	100	113
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	150	158
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2030	100	105
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	55	58
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	280	294
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	100	101
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	100	110
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	100	112
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	85	86
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2027	150	157
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2030	150	169
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	50	55
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	145	165
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	75	75
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	100	101
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	100	101
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	4.000%	10/1/2031	280	280
					5,267
South Dakota (0.3%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	330	340
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	300	323
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	140	156
[3]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	100	114
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/2028	125	130
	South Dakota State Building Authority Lease (Appropriation) Revenue	4.000%	6/1/2033	100	101
					1,164
Tennessee (3.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	455	488
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	80	86
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	100	100
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	280	281
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	165	173
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	960	1,061
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	100	100
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	240	244
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	51
[6]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	100	100
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Willow Place Project) PUT	3.750%	6/1/2026	100	100
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	250	252
	Memphis TN GO	4.000%	5/1/2032	105	108
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2028	70	73
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2026	100	100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	855	923
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	175	177
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	620	626
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	5/1/2030	75	82
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/2026	75	75
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	495	498
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	100	100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	125	127
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	245	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	100	101
	Nashville & Davidson County Metropolitan Government Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	250	252
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2030	295	306
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	100	101
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	135	148
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	100	103
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	80	82
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	109
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	280	286
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	100	108
	Shelby County TN GO	5.000%	4/1/2027	140	144
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	785	800
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	1,605	1,703
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	1,100	1,177
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	325	329
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	900	978
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	270	280
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.550%	7/1/2031	180	180
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	2.450%	7/1/2030	70	69
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	300	305
					13,733
Texas (11.5%)
[13]	Alamo Heights Independent School District GO PUT	3.000%	2/1/2026	150	150
[13]	Aldine Independent School District GO	4.000%	2/15/2033	100	101
[13]	Argyle Independent School District GO PUT	4.000%	8/15/2027	100	102
[13]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	25	28
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	100	101
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2027	60	60
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2028	100	106
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2030	155	156
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	500	506
[13]	Austin Independent School District GO	5.000%	8/1/2028	100	107
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2029	100	110
	Austin TX GO	5.000%	9/1/2027	100	104
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	145	146
	Bryan TX Electric System Electric Power & Light Revenue	4.000%	7/1/2032	150	151
[13]	Burleson Independent School District GO	5.000%	8/1/2028	100	107
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	1/1/2027	100	100
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	100	107
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/2027	115	115
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2028	100	105
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2030	100	110
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	1,130	1,230
[13]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	150	151
[13]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	140	142
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/2028	75	79
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2026	150	152
[13]	Crowley Independent School District GO	5.000%	2/1/2033	100	115
[13]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2029	250	270
[13]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	250	276
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	150	153
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	50	50
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.050%	8/1/2028	115	116
[13]	Dallas Independent School District GO PUT	5.000%	2/15/2026	500	500
[13]	Dallas Independent School District GO PUT	5.000%	2/15/2027	735	753
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	375	376
[6]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	115	115
	Del Mar College District GO	4.000%	8/15/2034	125	126
[13]	Denton Independent School District GO PUT	4.000%	8/15/2030	100	106
	Denton TX GO	5.000%	2/15/2028	190	190
[13]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	100	100
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	100	102
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	100	109
	El Paso County Hospital District GO	4.000%	8/15/2032	155	156
[2]	El Paso County Hospital District GO	5.000%	8/15/2032	790	892
[3,13]	El Paso Independent School District GO	5.000%	8/15/2033	100	115
[13]	Fairfield Independent School District GO	5.000%	8/15/2032	100	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Forney Independent School District GO	5.000%	8/15/2031	100	114
[2]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	140	140
[13]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	100	102
[13]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	100	103
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	100	100
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2026	200	200
	Garland TX GO	5.000%	2/15/2030	150	165
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2027	125	128
	Garland TX Water & Sewer System Water Revenue	5.000%	3/1/2032	100	113
[2]	Georgetown TX Utility System Multiple Utility Revenue	5.000%	8/15/2028	285	304
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	365	380
[13]	Grand Prairie Independent School District GO	4.000%	2/15/2026	125	125
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	113
[13]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2030	100	110
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	205	225
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	165	176
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	50	50
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	815	871
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	500	545
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	410	457
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.130%	7/1/2049	125	125
	Harris County Flood Control District GO	5.000%	10/1/2031	100	109
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	100	100
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	250	258
[1]	Harris County Municipal Utility District No. 71 GO	4.000%	9/1/2029	55	55
[1]	Harris County Municipal Utility District No. 82 GO	2.000%	10/1/2031	50	46
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2030	110	123
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2033	250	262
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2032	50	39
[8]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2034	50	34
[13]	Hays Consolidated Independent School District GO	5.000%	2/15/2030	100	110
	Hidalgo County Drain District No. 1 GO	3.125%	9/1/2028	1,450	1,450
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	365	397
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2028	100	101
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	100	102
	Houston Independent School District GO PUT	5.000%	7/15/2028	390	411
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2029	135	147
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	330	330
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2032	160	160
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2033	95	95
	Houston TX GO	5.000%	3/1/2030	100	108
	Houston TX GO	5.000%	3/1/2032	100	114
	Houston TX GO	5.000%	3/1/2033	100	116
[13]	Hutto Independent School District GO PUT	4.000%	8/1/2028	100	104
	Ingleside TX GO	5.000%	2/1/2030	120	131
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2028	245	247
[13]	Irving Independent School District GO	5.000%	2/15/2030	100	110
	Irving TX GO	4.000%	9/15/2032	100	100
[13]	Jacksboro Independent School District GO PUT	4.000%	8/15/2028	555	576
[13]	Katy Independent School District GO PUT	4.000%	8/15/2026	75	76
[13]	Kilgore Independent School District GO	5.000%	2/15/2027	125	128
[13]	Klein Independent School District GO	5.000%	8/1/2032	200	230
[2]	La Salle County TX GO	5.000%	3/1/2028	100	105
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	100	101
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	100	100
[13]	Leander Independent School District GO	0.000%	8/15/2029	100	91
[13]	Leander Independent School District GO	0.000%	8/15/2031	100	86
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	100	100
[6]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	100	95
[13]	Longview Independent School District GO	5.000%	2/15/2029	100	108
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	100	114
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	1,450	1,620
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	150	151
	Lower Colorado River Authority Intergovernmental Agreement Revenue CP	5.000%	5/15/2030	110	111
[3]	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	100	100
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	200	202
[7]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	490	515
[2]	Mckinney Municipal Utility District No. 2 GO	4.000%	9/1/2033	350	365
[3,13]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	Navarro Independent School District GO PUT	4.000%	2/15/2028	165	170
[13]	New Caney Independent School District GO PUT	4.000%	8/15/2027	990	1,012
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	60	61
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.250%	7/1/2032	100	102
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	250	249
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/2027	80	83
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	5.000%	4/1/2030	150	150
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University Program)	4.000%	4/1/2032	200	200
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	100	100
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	345	373
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	100	112
[13]	North East TX Independent School District GO	5.000%	8/1/2031	100	113
[13]	North East TX Independent School District GO PUT	3.750%	8/1/2027	130	132
[6]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	100	99
[6]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/2026	100	100
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	100	55
[2]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	125	116
[13]	Northside Independent School District GO PUT	3.000%	8/1/2026	85	85
[13]	Northside Independent School District GO PUT	2.000%	6/1/2027	240	238
[13]	Northside Independent School District GO PUT	3.450%	8/1/2027	1,085	1,098
[13]	Northside Independent School District GO PUT	3.550%	6/1/2028	155	158
[13]	Northwest Independent School District GO	4.000%	2/15/2027	30	30
[13]	Northwest Independent School District GO	5.000%	2/15/2031	100	112
	Odessa TX GO	5.000%	3/1/2027	205	210
	Odessa TX GO	5.000%	3/1/2028	300	313
	Pearland TX GO	5.000%	9/1/2031	125	141
	Pearland TX GO	5.000%	9/1/2032	100	114
	Pearland TX GO, Prere.	5.000%	3/1/2030	85	85
	Pearland TX Waterworks & Sewer System Water Revenue	4.000%	9/1/2026	50	50
	Pearland TX Waterworks & Sewer System Water Revenue	4.000%	9/1/2032	190	193
[6]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	104
[13]	Plainview Independent School District GO PUT	4.000%	8/15/2026	75	76
	Port Authority of Houston of Harris County Texas GO	5.000%	10/1/2030	140	156
	Potter County TX GO	3.000%	2/1/2028	145	145
[13]	Prosper Independent School District GO	5.000%	2/15/2029	100	108
[13]	Prosper Independent School District GO	5.000%	2/15/2030	100	110
[13]	Prosper Independent School District GO PUT	4.000%	8/15/2026	155	156
[13]	Prosper Independent School District GO PUT	4.000%	8/15/2028	200	207
[13]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	120	133
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	150	152
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2032	250	251
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	150	151
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	215	212
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	535	537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	355	350
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	100	100
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	180	182
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	725	726
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	565	571
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	325	328
[13]	San Antonio TX Independent School District GO	5.000%	8/15/2028	85	91
[13]	Sinton Independent School District GO PUT	4.000%	8/15/2026	100	101
[13]	Spring Branch Independent School District GO	5.000%	2/1/2029	140	151
	Stephen F Austin State University College & University Revenue	4.000%	10/15/2034	105	107
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	125	125
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	440	443
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	100	107
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	235	263
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	145	154
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	120	124
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2026	175	176
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	410	444
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	1,065	1,164
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	200	220
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	100	112
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	1,120	1,266
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	315	326
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	230	233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Taylor TX Independent School District GO	0.000%	2/15/2026	55	55
[13]	Temple TX Independent School District GO	4.000%	2/1/2033	335	335
[13]	Texarkana Independent School District GO PUT	4.000%	8/15/2026	175	176
[13]	Texas City Independent School District GO	4.000%	8/15/2034	150	154
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/2029	180	197
[3]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	100	114
	Texas GO	5.000%	4/1/2032	100	100
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	150	153
[4]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 66% of TSFR3M + 0.863%	3.320%	9/15/2027	230	230
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	50	52
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	125	132
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	350	382
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	390	425
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	2,590	2,765
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue	5.000%	1/1/2030	55	59
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2034	695	755
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	145	151
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2033	215	230
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	250	249
	Texas Water Development Board Water Revenue	5.000%	8/1/2027	75	78
	Texas Water Development Board Water Revenue	5.000%	8/1/2029	125	130
	Texas Water Development Board Water Revenue	4.000%	10/15/2031	105	106
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	185	188
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	60	60
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	190	192
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	360	361
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	250	253
	University of Houston College & University Revenue	5.000%	2/15/2027	50	51
	University of Houston College & University Revenue	4.000%	2/15/2028	175	175
[13]	Venus Independent School District GO	5.000%	8/15/2032	250	286
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	100	101
	Williamson County TX GO	5.000%	2/15/2029	50	54
					49,304
Utah (0.5%)
	University of Utah College & University Revenue	4.000%	8/1/2033	125	127
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project)	5.000%	9/1/2030	195	204
	Utah Associated Municipal Power Systems Electric Power & Light Revenue (Horse Butte Wind Project)	5.000%	9/1/2033	130	136
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	225	228
	Utah Housing Corp. Local or Guaranteed Housing Revenue	3.300%	1/1/2032	210	212
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	185	213
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	100	116
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	100	116
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	100	101
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	100	100
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	100	100
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	100	100
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	100	101
	Utah State University Local or Guaranteed Housing Revenue	5.000%	4/1/2027	110	113
					1,967
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	100	100
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	125	126
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	170	171
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	30	30
					427
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	100	107
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	300	325
					432
Virginia (0.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	150	165
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	250	275
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	200	200
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	240	241
	Franklin County VA IDA Intergovernmental Agreement Revenue	5.000%	10/15/2030	100	104
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	100	101
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/2029	75	75
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	100	100
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	100	107
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	100	101
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/2029	70	73
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2030	100	105
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2031	80	80
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.400%	6/1/2028	60	61
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	100	100
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	100	100
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	120	120
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2027	65	68
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	70	73
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	2/1/2033	40	40
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	95	96
					2,486
Washington (1.6%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/2033	350	351
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/2029	55	55
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	115	119
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2031	150	154
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	190	190
	King County Public Hospital District No. 1 GO	5.000%	12/1/2027	50	51
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2027	100	105
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/2031	100	114
	King County School District No. 414 Lake Washington GO	4.000%	12/1/2030	165	166
[4]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.510%	1/1/2040	430	427
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	100	106
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	100	102
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2032	80	82
[3]	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	195	192
	Spokane WA Water & Wastewater Water Revenue	4.000%	12/1/2032	190	190
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	200	203
	Washington GO	4.000%	7/1/2027	225	231
	Washington GO	5.000%	8/1/2031	75	76
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	100	101
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	180	190
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	55	58
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	100	108
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	200	220
[6]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	165	182
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	185	198
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	190	204
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	235	264
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	80	83
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	65	69
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	155	177
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	565	609
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	95	99
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	5.000%	5/1/2029	75	77
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2033	130	131
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2028	140	146
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2030	140	145
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	75	78
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2033	50	52
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2030	80	86
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	140	152
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	100	100
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2028	110	113
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	229	225
					6,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia (0.3%)
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	100	107
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	100	102
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	200	203
	West Virginia Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/1/2026	50	50
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2030	85	85
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	115	115
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	145	152
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	180	184
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	100	111
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	100	103
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	60	65
[1]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2027	100	103
[1]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2029	100	107
					1,487
Wisconsin (2.3%)
	Madison WI Sewer System Sewer Revenue	4.000%	12/1/2031	100	100
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2029	250	254
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2032	240	244
	Milwaukee Redevelopment Authority Lease (Abatement) Revenue	5.000%	11/15/2033	130	132
	Milwaukee WI GO	5.000%	4/1/2026	120	120
	Milwaukee WI GO	3.000%	3/1/2031	60	60
	Milwaukee WI GO	4.000%	4/1/2031	85	86
	Milwaukee WI Sewerage System Sewer Revenue	4.000%	6/1/2027	200	201
	Milwaukee WI Sewerage System Sewer Revenue	4.000%	6/1/2028	250	251
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2031	85	84
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2033	205	198
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	160	160
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	810	834
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	125	129
[6]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2029	125	126
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2027	105	108
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	220	228
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	20	21
[6]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	55	55
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	290	291
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	150	151
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2029	240	251
[6]	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	50	52
	Racine Unified School District Miscellaneous Revenue	4.000%	4/1/2030	125	129
	Sheboygan Falls School District GO	4.000%	4/1/2028	100	100
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	1,340	1,483
	Waunakee Community School District GO	3.250%	4/1/2028	100	100
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2031	255	257
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/2032	50	50
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2032	400	432
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	100	106
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	100	108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	100	109
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	250	271
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	50	51
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2031	250	254
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	160	162
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	100	113
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	185	208
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	130	140
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	50	50
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	100	101
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	145	158
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	150	168
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	150	165
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	100	112
[3]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	100	111
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	65	65
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	120	120
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	450	460
					9,819
Total Tax-Exempt Municipal Bonds (Cost $420,782)					425,402
Taxable Municipal Bonds (0.0%)
Puerto Rico (0.0%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	110	72
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	23	15
Total Taxable Municipal Bonds (Cost $80)					87
				Shares
Temporary Cash Investments (1.2%)
Investment Company (1.2%)
[14]	Vanguard Municipal Low Duration Fund (Cost $5,191)	2.218%		519,099	5,191
Total Investments (100.6%) (Cost $426,053)					430,680
Other Assets and Liabilities—Net (-0.6%)					(2,487)
Net Assets (100%)					428,193
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $3,398, representing 0.8% of net assets.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Step bond.
11	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/10/2026	JPMC	2,400	Buy	5-Year MMD AAA General Obligation Scale	2.330	3	3	—
JPMC—JPMorgan Chase Bank, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	425,402	—	425,402
Taxable Municipal Bonds	—	87	—	87
Temporary Cash Investments	5,191	—	—	5,191
Total	5,191	425,489	—	430,680
Derivative Financial Instruments
Assets
Swap Contracts	—	3	—	3